Shareholder's Equity	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Shareholder's Equity

NOTE 8 – SHAREHOLDER’S EQUITY

There was 1,000,000,000 common stock issued and outstanding as of December 31, 2015 with par value of $0.00001 per share. The subscription receivable of $10,000 represents the consideration for the common stock issued which was not received as of December 31, 2015.